Restricted And Escrowed Cash (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Line Items]
Restricted cash	$ 10,777	$ 3,742
Cash collateral	7,035
Long-term Equipment Operating Lease [Member]
Cash And Cash Equivalents [Line Items]
Restricted cash	1,500
Other Noncurrent Assets [Member]
Cash And Cash Equivalents [Line Items]
Restricted cash	8,535	1,500
Other Current Assets [Member]
Cash And Cash Equivalents [Line Items]
Restricted cash	$ 2,242	$ 2,242